5. Intangible Assets - Amortization of Intangible Assets (Details) - Quarterly (Quarterly Member, USD $)	12 Months Ended
Dec. 31, 2013
Quarterly Member
2014 (9 months)	$ 2,287
2015	3,037
2016	3,039
2017	3,037
2018	3,037
2019 and Thereafter	18,305
Total	$ 32,743